Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2022
Registrant Name	dei_EntityRegistrantName	ProFunds
CIK	dei_EntityCentralIndexKey	0001039803
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 29, 2023
Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2023
Prospectus Date	rr_ProspectusDate	Nov. 28, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A